Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries	$ 7,720,624		$ 11,018,630	$ 11,447,164
Sale of towers of related party transactions	8,546,615		3,323,594	6,943,400
Revenue	816,012,844	$ 48,303	844,501,397	830,687,452
Associated costs for towers sale	1,751,405		360,073	0
Grupo Carso, SAB de CV [member]
Disclosure of transactions between related parties [line items]
Network maintenance service cost	69,248		117,321	121,728
Associates [member]
Disclosure of transactions between related parties [line items]
Software service expense	0		16,556	50,730
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [member]
Disclosure of transactions between related parties [line items]
Insurance premium	3,460,518		$ 3,281,176	$ 3,814,995
Compaa Dominicana de Telfonos S A [Member]
Disclosure of transactions between related parties [line items]
Sale of towers of related party transactions	1,010,500
Amrica Mvil Per S A C [Member]
Disclosure of transactions between related parties [line items]
Sale of towers of related party transactions	4,840,325
Telmex [member]
Disclosure of transactions between related parties [line items]
Sale of towers of related party transactions	2,695,790
Dominican Republic, Paraguay, Costa Rica and Colombia [Member]
Disclosure of transactions between related parties [line items]
Associated costs for towers sale	885,427
America Movil Peru S A C [member]
Disclosure of transactions between related parties [line items]
Associated costs for towers sale	880,542
Telmexs [member]
Disclosure of transactions between related parties [line items]
Revenue	995,831
Associated costs for towers sale	$ 15,435